Fair Value Measurement (Table)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Investments Measured at Fair Value on a Recurring Basis

The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025:

	Fair Value Measurements as of December 31, 2025
	(Level 1)	(Level 2)	(Level 3)	Fair value as of December 31, 2025

Mutual funds	$2,622,894	$—	$—	$2,622,894
Company Stock	7,190,463	—	—	7,190,463
Fidelity Brokerage Link	1,762,145	—	—	1,762,145
Investments at net asset value (a)				347,107,385
Total investments	$11,575,502	$—	$—	$358,682,887
(a)
In accordance with ASC topic 820-10, certain investments that are measured at net asset value per share (or equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.

The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2024:

	Fair Value Measurements as of December 31, 2024
	(Level 1)	(Level 2)	(Level 3)	Fair value as of December 31, 2024

Mutual funds	$92,026,798	$—	$—	$92,026,798
Company Stock	5,891,240	—	—	5,891,240
Investments at net asset value (a)				219,496,471
Total investments	$97,918,038	$—	$—	$317,414,509
(a)
In accordance with ASC Topic 820-10, certain investments that are measured at net asset value per share (or equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.